Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
Restructuring Charges

7 Restructuring charges

The most significant projects for restructuring in 2011

In 2011 NXP undertook restructuring actions which include:

•	the future closure of ICN 4 wafer fabrication facilities in Nijmegen, the Netherlands.

•	actions to lower headcount, primarily in locations within Europe.

The 2011 restructuring actions are separate from the Redesign Program.

Furthermore, it has been decided that the closure of the ICN 6 wafer fabrication facilities in Nijmegen will be closed ultimately in 2013.

The most significant projects for restructuring in 2010

There were no new restructuring projects in 2010. In 2010 the restructuring charges mainly related to the divestment of a major portion of our former Home business.

The most significant projects for restructuring in 2009

In 2009 the restructuring charges mainly related to the ongoing Redesign Program of the Company being:

•	the closure of the "ICN 6" part of the facility in Nijmegen;

•	the effects of the transaction with Trident;

•	the Fit for Future Program.

Furthermore, a reduction in support functions at the Corporate Center is part of the Redesign Program as a consequence of the downsizing of the Company.

The following table presents the changes in the position of restructuring liabilities in 2011 by segment:

	Balance January 1, 2011	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2011
HPMS	24	43	(3)	(2)	(3)	59
SP	1	4	(1)	—	—	4
Manufacturing Operations	44	11	(30)	(3)	(2)	20
Corporate and Other	28	8	(20)	(3)	3	16

	97	66	(54)	(8)	(2)	99

(1)	Other changes primarily related to translation differences.

The total restructuring liability as of December 31, 2011 of $99 million is classified in the balance sheet under provisions for $97 million (short-term: $45 million; long-term: $52 million) and under accrued liabilities for $2 million.

The following table presents the changes in the position of restructuring liabilities in 2010 by segment:

	Balance January 1, 2010	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2010
HPMS	46	—	(5)	(15)	(2)	24
SP	5	—	(3)	(3)	2	1
Manufacturing Operations	144	—	(77)	(3)	(20)	44
Corporate and Other	96	3	(61)	(20)	10	28
Divested Home activities	22	4	(15)	1	(12)	—

	313	7	(161)	(40)	(22)	97

(1)	Other changes primarily related to translation differences and reclassifications between segments

The total restructuring liability as of December 31, 2010 of $97 million is classified in the balance sheet under provisions for $87 million (short-term: $55 million; long-term: $32 million) and under accrued liabilities for $10 million.

The 2010 additions to restructuring liabilities of $7 million mainly related to the divestment of a major portion of our former Home business. The 2009 additions of $112 million to the restructuring liabilities were mainly related to the ongoing Redesign Program of the Company, which was initiated in September 2008.

Releases of restructuring liabilities of $8 million were recorded in 2011 (2010: $40 million; 2009: $92 million), primarily attributable to a reduction of Redesign Program related severance payments due to attrition and employees that were transferred to other positions in NXP, who were originally expected to be laid off.

The additions to the restructuring liabilities, less releases, in 2011, 2010 and 2009 by segment were as follows:

	2009	2010	2011
HPMS	44	(15)	41
SP	7	(3)	4
Manufacturing Operations	(56)	(3)	8
Corporate and Other	8	(17)	5
Divested Home activities	17	5	—

	20	(33)	58

The utilization of the restructuring liabilities mainly reflects the realization of the ongoing Redesign Program of the Company initiated in earlier years.

The components of restructuring charges less releases recorded in the liabilities in 2011, 2010 and 2009 are as follows:

	2009	2010	2011
Personnel lay-off costs	101	5	66
Write-down of assets	4	2	—
Other restructuring costs	7	—	—
Release of provisions/accruals	(92)	(40)	(8)

Net restructuring charges	20	(33)	58

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2009	2010	2011
Cost of revenue	(46)	(14)	24
Selling expenses	11	(2)	—
General and administrative expenses	3	(8)	15
Research & development expenses	52	(9)	19

Net restructuring charges	20	(33)	58

In addition, restructuring related costs (excluding product transfers) amounting to $32 million were directly charged to operating income in 2011 (2010: $53 million; 2009:$83 million), and included in the following line items:

	2009	2010	2011
Cost of revenue	41	26	13
General and administrative expenses	33	30	16
Research & development expenses	9	2	3
Other income and expenses	—	(5)	—

	83	53	32

The details by segment were as follows:

	2009	2010	2011
HPMS	9	—	2
SP	2	4	2
Manufacturing Operations	13	23	4
Corporate and Other	57	27	24
Divested Home activities	2	(1)	—

	83	53	32

In total, restructuring charges less releases and restructuring related costs charged to operating income for 2011 amounted to $90 million (2010: $20 million; 2009: $103 million). The costs related to the Redesign Program amounted to $29 million ($15 million additions to provisions, $8 million release of provisions and $22 million costs directly charged to operating income).

Since the beginning of the Redesign Program in September 2008, a net amount (including releases) of $746 million for restructuring and restructuring related costs has been charged to the statement of operations including $152 million for the three year period ending December 31, 2011.

The details of the cumulative charges are as follows:

	2009	2010	2011
Personnel lay-off costs	633	691	723
Write-down of assets	40	42	43
Other restructuring costs	132	132	136
Release of provisions/accruals	(108)	(148)	(156)

	697	717	746